File No. 333-135228

   As filed with the Securities and Exchange Commission on December 20, 2006
                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                   FORM N-14
         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      Pre-Effective Amendment No. __
                     Post-Effective Amendment No.   1
                        (Check appropriate box or boxes)

                  FEDERATED MUNICIPAL SECURITIES INCOME TRUST
               (Exact Name of Registrant as Specified in Charter)
                                 1-800-341-7400
                        (Area Code and Telephone Number)
                              5800 CORPORATE DRIVE
                      PITTSBURGH, PENNSYLVANIA 15237-7000
                    (Address of Principal Executive Offices)

                          JOHN W. MCGONIGLE, ESQUIRE
                           FEDERATED INVESTORS TOWER
                              1001 LIBERTY AVENUE
                      PITTSBURGH, PENNSYLVANIA 15222-3779
                    (Name and Address of Agent for Service)

                                   Copies to:

                          MATTHEW G. MALONEY, ESQUIRE
                             DICKSTEIN SHAPIRO LLP
                              1825 EYE STREET, NW
                             WASHINGTON, DC  20006
                                (202) 420-2200.

 It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

     Title of Securities Being Registered:  Class A Shares, no par value, of Federated New York Municipal Income Fund;
                         Class A Shares, no par value,
                of Federated Pennsylvania Municipal Income Fund


      NO FILING FEE IS DUE BECAUSE REGISTRANT IS RELYING ON SECTION 24(F) OF THE
                   INVESTMENT COMPANY ACT OF 1940, AS AMENDED















PART C.    OTHER INFORMATION.

ITEM 15.  INDEMNIFICATION:

Indemnification is provided to Trustees and officers of Federated Municipal Securities Income Trust (the "Registrant") pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law. However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the 1940 Act for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

ITEM 16.  EXHIBITS

1.1 Conformed copy of Amended and Restated Declaration of Trust of the Registrant (including Amendment Nos. 1-17); (26)
1.2 Conformed copies of Amendment Nos. 18 and 19 to the Declaration of Trust of the Registrant; (28)
1.3 Conformed copy of Amendment No. 20 to the Declaration of Trust of the Registrant; (29)
1.4 Conformed copy of Amendment No. 21 to the Declaration of Trust of the Registrant; (33)
1.5 Conformed copy of Amendment No. 22 to the Declaration of Trust of the Registrant; (36)

2.1   Copy of By-Laws of the Registrant; (1)
2.2   Copies of Amendment Nos. 1-4 to the By-Laws of the Registrant; (23)
2.3   Copies of Amendment Nos. 5 and 6 to the By-Laws of the Registrant; (32)
2.4   Copy of Amendment No. 7 to the By-Laws of the Registrant; (34)
2.5   Copy of Amendment No. 8 to the By-Laws of the Registrant; (35)
2.6   Copy of Amendment No. 9 to the By-Laws of the Registrant; (36)

3.    Not Applicable

4.    Agreement and Plan of Reorganization; (38)

5.1   Copy of Specimen Certificate for Shares of Beneficial Interest for:
Federated Pennsylvania Municipal Income Fund-  Class A Shares; (19)
5.2   Federated Pennsylvania Municipal Income Fund- Class B Shares; (22)
5.3   Federated New York Municipal Income Fund-Class F Shares; (19)

6.1 Conformed copy of Investment Advisory Contract including Exhibits A through F of the Registrant; (21)
6.2 Conformed copy of Exhibit G to the Investment Advisory Contract of the Registrant; (27)
6.3 Conformed copy of Amendment to Investment Advisory Contract of the Registrant; (28)
6.4 Conformed copy of Exhibit H to the Investment Advisory Contract of the Registrant; (33)

7.1 Conformed copy of Distributor's Contract including Exhibits A through N of the Registrant; (21)
7.2   Conformed copy of Exhibit O to the Distributor's Contract; (23)
7.3   Conformed copy of Distributor's Contract (Class B Shares); (23)
7.4 The Registrant hereby incorporates the conformed copy of the specimen Mutual Fund Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A filed with the Commission on July 24, 1995. (File Number 33-38550 and 811-6269).
7.5   Conformed copy of Exhibit P to the Distributor's Contract; (27)
7.6 Conformed copy of Amendment to Distributor's Contract of the Registrant; (28)
7.7 Conformed copy of Amendment to Distributor's Contract of the Registrant (Class B Shares); (28)
7.8   Conformed copy of Exhibit Q to the Distributor's Contract; (35)
7.9   Conformed copy of Exhibit R to the Distributor's Contract; (33)

8.    Not Applicable

9.1   Conformed copy of Custodian Contract of the Registrant; (18)
9.2   Conformed copy of Amendment to Custodian Contract of the Registrant; (29)

10.   Conformed copy of Distribution Plan of the Registrant; (35)

11. Conformed copy of Opinion and Consent of Counsel regarding the legality of Shares being issued; (*)

12.1 Conformed copy of Opinion regarding tax consequences of Reorganization (Federated New York Municipal Income Fund); (*)
12.2 Conformed copy of Opinion regarding tax consequences of Reorganization (Federated Pennsylvania Municipal Income Fund); (*)

13.1 Conformed copy of Second Amended and Restated Shareholder Services Agreement; (29)
13.2 Conformed copy of Principal Shareholder Services Agreement (Class B Shares); (23)
13.3  Conformed copy of Shareholder Services Agreement (Class B Shares); (23)
13.4 Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement; (23)
13.5 The Registrant hereby incorporates the conformed copy of Amendment No. 2 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement from Item 23(h)(v) of the Federated U.S. Government
      Securities: 2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387);
13.6 The Registrant hereby incorporates the conformed copy of Amendment No. 3 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement from Item 23(h)(v) of the Federated U.S. Government
      Securities: 2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387);
13.7 With regard to Federated Pennsylvania Municipal Income Fund, Federated Ohio Municipal Income Fund, Federated California Municipal Income Fund and Federated New York Municipal Income Fund, the Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement from Item (h)(v) of the Investment Series Funds, Inc. Registration Statement on Form N-1A, filed with the Commission on January 23, 2002. (File Nos. 33-48847 and 811-07021).
13.8 The responses described in Item 23(e)(iv) are hereby incorporated by reference;
13.9 Conformed copy of Amendment to Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services, and Custody Services Procurement; (28)
13.10 The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services from Item 23 (h)(vix) of the Federated Index Trust Registration Statement on Form N-1A, filed with the Commission on December 30, 2003. (File Nos. 33-33852 and 811-6061)
13.11 The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 revised 6/30/04, from Item (h)(vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843)
13.12 The Registrant hereby incorporates the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 6/30/04, from Item (h)(viii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843)
13.13 The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv)of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004. (File Nos. 33-50773 and 811-7115)
13.13 The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 revised 6/30/04, from Item 23(h)(vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004.
      (File Nos. 33-29838 and 811-5843)
13.15 The Registrant hereby incorporates the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 6/30/04, from Item (h)(viii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843)
13.16 The Registrant hereby incorporates the conformed copy of the Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company form Item 23)(h)(ix) of the Federated Total Return Government bond Fund Registration Statement on Form N-1A, filed with the Commission on April 28, 2005. (File Nos. 33-60411 and 811-07309);
13.17 The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated
      June 1, 2005 from Item 23 (h)(ii) of the Cash T rust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 27, 2005. (File Nos. 33-29838 and 811-5843);

14. Conformed copy of Consent of Independent Auditors of Federated New York Municipal Fund and Federated Pennsylvania Municipal Fund; (39)
14.1  Conformed copy of Consent of Independent Auditors for the Sentinel
      New York Tax-Free Fund, Sentinel Tax-Free Income Fund and the Sentinel Pennsylvania Tax-Free Trust.; (39)

15.   Not Applicable
16.1  Conformed copy of the Unanimous Consent of Trustees for Power of Attorney;
(37)
16.2  Conformed copy of Power of Attorney of the Registrant; (37)
16.3  Conformed copy of Power of Attorney of Trustee Thomas M. O'Neill; (*)

17.   Form of Proxy; (39)
17.1  Ballot; (38)
_________________________________________________________
* All exhibits are being filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed August 31, 1990. (File Nos. 33-36729 and 811-6165)
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on October 30, 1995. (File Nos. 33-36729 and 811-6165)
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed on October 23, 1996. (File Nos. 33-36729 and 811-6165)
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed on October 15, 1997. (File Nos. 33-36729 and 811-6165)
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed on October 31, 1997. (File Nos. 33-36729 and 811-6165)
23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on August 28, 1998. (File Nos. 33-36729 and 811-6165)
26. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed on October 29, 1999. (File Nos. 33-36729 and 811-6165)
27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on October 26, 2000. (File Nos. 33-36729 and 811-6165)
28. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on October 26, 2001. (File Nos. 33-36729 and 811-6165)
29. Response is incorporated by reference to Registrant's Post Effective Amendment No. 33 on Form N-1A filed on August 29, 2002. (File Nos. 33-36729 and 811-6165)
30. Response is incorporated by reference to Registrant's Post Effective Amendment No. 34 on Form N-1A filed on October 28, 2002. (File Nos. 33-36729 and 811-6165)
31. Response is incorporated by reference to Registrant's Post Effective Amendment No. 35 on Form N-1A filed on October 28, 2003. (File Nos. 33-36729 and 811-6165)
32. Response is incorporated by reference to Registrant's Post Effective Amendment No. 36 on Form N-1A filed on May 14, 2004. (File Nos. 33-36729 and 811-6165)
33. Response is incorporated by reference to Registrant's Post Effective Amendment No. 37 on Form N-1A filed on August 27, 2004. (File Nos. 33-36729 and 811-6165)
34. Response is incorporated by reference to Registrant's Post Effective Amendment No. 38 on Form N-1A filed on October 29, 2004. (File Nos. 33-36729 and 811-6165)
35. Response is incorporated by reference to Registrant's Post Effective Amendment No. 39 on Form N-1A filed on October 28, 2005. (File Nos. 33-36729 and 811-6165)
36. Response is incorporated by reference to Registrant's Post Effective Amendment No. 40 on Form N-1A filed on April 24, 2006. (File Nos. 33-36729 and 811-6165)
37. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-14 filed on June 22, 2006. (File Nos. 333-135228 and 811-6165)
38. Response is incorporated by reference to Registrant's Pre Effective Amendment No. 1 on Form N-14 filed on July 21, 2006. (File Nos. 333-135228 and 811-6165)
39. Response is incorporated by reference to Registrant's Pre Effective Amendment No. 2 on Form N-14 filed on July 31, 2006. (File Nos. 333-135228 and 811-6165)



ITEM 17.  UNDERTAKINGS

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                               SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, FEDERATED MUNICIPAL SECURITIES INCOME TRUST, has duly caused its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 20th day of December, 2006.

                  FEDERATED MUNICIPAL SECURITIES INCOME TRUST

                  BY: /s/ George F. Magera
                  George F. Magera, Assistant Secretary
                  December 20, 2006

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                          TITLE                  DATE

By:   /s/ George F. Magera     Attorney In Fact        December 20, 2006
George F. Magera               For the Persons
ASSISTANT SECRETARY            Listed Below

        NAME                                        TITLE

John F. Donahue*                           Trustee

J. Christopher Donahue*                    President and Trustee
                                           (Principal Executive Officer)

Richard A. Novak*                          Treasurer
                                           (Principal Financial Officer)

Thomas G. Bigley*                          Trustee

John T. Conroy, Jr.*                       Trustee

Nicholas P. Constantakis*                  Trustee

John F. Cunningham*                        Trustee

Lawrence D. Ellis, M.D.*                   Trustee

Peter E. Madden*                           Trustee

Charles F. Mansfield, Jr.*                 Trustee

John E. Murray, Jr.*                       Trustee

Thomas M. O'Neill*                         Trustee

Marjorie P. Smuts*                         Trustee

John S. Walsh*                             Trustee

James F. Will*                             Trustee

* By Power of Attorney